ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)
Attributable to Limited Partners
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to limited partners for the six months ended June 30, 2024 and 2023:

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2024	$(189)	$5	$54	$(130)
Other comprehensive income (loss)	(74)	4	29	(41)
Balance as at June 30, 2024	$(263)	$9	$83	$(171)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2023	$(247)	$(8)	$112	$(143)
Other comprehensive income (loss)	28	13	(19)	22
Balance as at June 30, 2023	$(219)	$5	$93	$(121)
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(1)Represents net investment hedges, cash flow hedges and other reserves.